Federated Managed Volatility Strategy Portfolio
TICKER FMVPX
A Portfolio of Federated Managed Pool Series

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017
Effective May 1, 2017, please remove all references to Michael T. Dieschbourg in the documents listed above.
April 27, 2017
Federated Managed Volatility Strategy Portfolio
Federated Investors Funds
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Q453802 (4/17)
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